UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%

	Apartments — 19.1%
1,278	Apartment Investment & Management Co., Class A	54,861
859	AvalonBay Communities, Inc.	164,289
823	Camden Property Trust	68,597
858	Equity LifeStyle Properties, Inc.	72,415
299	Essex Property Trust, Inc.	76,723
1,503	Invitation Homes, Inc.	32,345

		469,230

	Diversified — 15.4%
916	Digital Realty Trust, Inc.	108,262
575	Duke Realty Corp.	16,493
337	Equinix, Inc.	148,721
1,464	Gramercy Property Trust	43,252
750	Liberty Property Trust	30,807
330	Vornado Realty Trust	30,429

		377,964

	Health Care — 14.7%
4,068	HCP, Inc.	127,476
1,487	Healthcare Trust of America, Inc., Class A	45,636
935	National Health Investors, Inc.	70,582
1,613	Quality Care Properties, Inc. (a)	27,284
2,246	Senior Housing Properties Trust	47,480
665	Ventas, Inc.	44,205

		362,663

	Hotels — 6.6%
330	Hilton Worldwide Holdings, Inc.	21,913
4,090	Host Hotels & Resorts, Inc.	73,579
821	MGM Growth Properties LLC, Class A	23,111
383	Park Hotels & Resorts, Inc.	9,848
2,248	Sunstone Hotel Investors, Inc.	35,092

		163,543

	Industrial — 7.4%
661	CyrusOne, Inc.	37,188
2,603	Prologis, Inc.	144,549

		181,737

	Office — 12.9%
540	Alexandria Real Estate Equities, Inc.	62,972
587	Boston Properties, Inc.	71,176
2,397	Brandywine Realty Trust	41,780
1,479	Corporate Office Properties Trust	49,893
952	Highwoods Properties, Inc.	47,981
879	Hudson Pacific Properties, Inc.	28,796
150	SL Green Realty Corp.	15,170

		317,768

	Regional Malls — 7.1%
1,142	GGP, Inc.	25,444
672	Macerich Co. (The)	38,591
724	Simon Property Group, Inc.	111,651

		175,686

	Shopping Centers — 4.6%
340	DDR Corp.	2,917
2,716	Kimco Realty Corp.	47,647
1,041	Regency Centers Corp.	63,352

		113,916

	Single Tenant — 3.8%
1,120	Realty Income Corp.	61,517
4,321	Spirit Realty Capital, Inc.	31,241

		92,758

	Storage — 5.8%
1,383	CubeSmart	34,520
500	Public Storage	107,569

		142,089

	Total Common Stocks (Cost $2,161,802)	2,397,354

Short-Term Investment — 3.2%

	Investment Company — 3.2%
78,997	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $78,997)	78,997

	Total Investments — 100.6% (Cost $2,240,799)	2,476,351
	Liabilities in Excess of Other Assets — (0.6)%	(13,604)

	NET ASSETS — 100.0%	$2,462,747

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2017.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$288,107
Aggregate gross unrealized depreciation	(52,555)

Net unrealized appreciation/depreciation	$235,552

Federal income tax cost of investments	$2,240,799

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,476,351	–	–	$2,476,351

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.5%

Consumer Discretionary — 12.8%

	Auto Components — 1.2%
1,808	Gentherm, Inc. (a)	68,146

	Diversified Consumer Services — 0.6%
649	Sotheby’s (a)	34,132

	Hotels, Restaurants & Leisure — 2.6%
1,909	Bloomin’ Brands, Inc.	38,245
1,885	Brinker International, Inc.	73,931
381	Wyndham Worldwide Corp.	38,511

		150,687

	Household Durables — 1.4%
2,674	TRI Pointe Group, Inc. (a)	33,080
676	Tupperware Brands Corp.	48,607

		81,687

	Media — 1.2%
1,410	John Wiley & Sons, Inc., Class A	71,512

	Specialty Retail — 4.3%
1,910	American Eagle Outfitters, Inc.	21,968
2,808	DSW, Inc., Class A	47,253
463	Genesco, Inc. (a)	17,233
3,066	GNC Holdings, Inc., Class A	23,239
2,887	Guess?, Inc.	34,755
4,203	Sally Beauty Holdings, Inc. (a)	75,735
208	Select Comfort Corp. (a)	5,980
1,615	Vitamin Shoppe, Inc. (a)	18,729

		244,892

	Textiles, Apparel & Luxury Goods — 1.5%
1,578	Columbia Sportswear Co.	85,632

	Total Consumer Discretionary	736,688

Consumer Staples — 2.4%

	Food & Staples Retailing — 1.5%
3,712	Sprouts Farmers Market, Inc. (a)	88,946

	Household Products — 0.9%
937	Energizer Holdings, Inc.	50,199

	Total Consumer Staples	139,145

Energy — 3.0%

	Energy Equipment & Services — 0.6%
600	Patterson-UTI Energy, Inc.	12,783
6,807	TETRA Technologies, Inc. (a)	21,032

		33,815

	Oil, Gas & Consumable Fuels — 2.4%
2,843	PBF Energy, Inc., Class A	54,935
269	Tesoro Corp.	22,365
5,945	WPX Energy, Inc. (a)	64,325

		141,625

	Total Energy	175,440

Financials — 22.6%

	Banks — 10.9%
1,981	Bancorp, Inc. (The) (a)	12,127
1,315	Brookline Bancorp, Inc.	18,142
8,260	First Horizon National Corp.	139,919
6,251	Hope Bancorp, Inc.	108,832
17,186	Investors Bancorp, Inc.	227,366
3,870	KeyCorp	67,616
727	PrivateBancorp, Inc.	43,343
140	Simmons First National Corp., Class A	7,105

		624,450

	Capital Markets — 4.1%
5,218	Apollo Investment Corp.	32,769
1,432	Artisan Partners Asset Management, Inc., Class A	40,534
3,565	Fifth Street Finance Corp.	14,580
1,548	Investment Technology Group, Inc.	30,860
2,223	Janus Henderson Group plc, (United Kingdom) (a)	69,523
2,868	Waddell & Reed Financial, Inc., Class A	48,008

		236,274

	Insurance — 5.1%
1,053	Assured Guaranty Ltd.	41,118
4,868	CNO Financial Group, Inc.	99,737
1,358	National General Holdings Corp.	29,831
144	White Mountains Insurance Group Ltd.	123,808

		294,494

	Mortgage Real Estate Investment Trusts (REITs) — 2.5%
1,818	AG Mortgage Investment Trust, Inc.	33,872
3,819	Apollo Commercial Real Estate Finance, Inc.	70,500
1,851	Starwood Property Trust, Inc.	40,758

		145,130

	Total Financials	1,300,348

Health Care — 2.5%

	Health Care Equipment & Supplies — 1.3%
1,875	Haemonetics Corp. (a)	76,477

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — 0.4%
824	PharMerica Corp. (a)	20,361

	Health Care Technology — 0.8%
4,231	Allscripts Healthcare Solutions, Inc. (a)	48,274

	Total Health Care	145,112

Industrials — 17.0%

	Aerospace & Defense — 2.7%
3,271	KLX, Inc. (a)	158,292

	Building Products — 1.3%
458	Armstrong Flooring, Inc. (a)	8,469
1,537	Armstrong World Industries, Inc. (a)	64,030

		72,499

	Commercial Services & Supplies — 6.8%
1,269	Brink’s Co. (The)	80,079
4,746	Civeo Corp. (a)	8,828
1,893	Clean Harbors, Inc. (a)	110,551
2,145	Copart, Inc. (a)	66,912
5,901	Covanta Holding Corp.	87,043
1,198	Herman Miller, Inc.	37,809

		391,222

	Machinery — 3.6%
2,638	Actuant Corp., Class A	68,455
1,615	Harsco Corp. (a)	24,062
535	Hyster-Yale Materials Handling, Inc.	39,896
1,034	Kennametal, Inc.	39,765
1,119	Terex Corp.	36,677

		208,855

	Marine — 1.2%
2,371	Matson, Inc.	69,387

	Trading Companies & Distributors — 1.4%
394	Applied Industrial Technologies, Inc.	24,348
3,174	MRC Global, Inc. (a)	57,288

		81,636

	Total Industrials	981,891

Information Technology — 15.9%

	Communications Equipment — 0.9%
2,324	ADTRAN, Inc.	44,731
1,861	Harmonic, Inc. (a)	9,400

		54,131

	Electronic Equipment, Instruments & Components — 5.7%
1,275	Dolby Laboratories, Inc., Class A	64,246
1,196	MTS Systems Corp.	62,032
3,566	VeriFone Systems, Inc. (a)	65,218
1,308	Zebra Technologies Corp., Class A (a)	136,482

		327,978

	IT Services — 6.1%
719	Broadridge Financial Solutions, Inc.	54,598
1,113	Cardtronics plc, Class A (a)	38,121
3,957	Convergys Corp.	96,195
800	Global Payments, Inc.	73,322
1,940	Sykes Enterprises, Inc. (a)	64,656
1,350	Syntel, Inc.	23,595

		350,487

	Software — 3.2%
5,295	ACI Worldwide, Inc. (a)	121,050
1,503	Verint Systems, Inc. (a)	61,783

		182,833

	Total Information Technology	915,429

Materials — 7.0%

	Chemicals — 4.0%
1,374	Cabot Corp.	71,754
1,343	Celanese Corp., Series A	116,268
1,108	Koppers Holdings, Inc. (a)	39,929

		227,951

	Construction Materials — 1.0%
612	Eagle Materials, Inc.	57,698

	Metals & Mining — 1.2%
3,735	Commercial Metals Co.	67,596

	Paper & Forest Products — 0.8%
2,564	PH Glatfelter Co.	47,001

	Total Materials	400,246

Real Estate — 10.8%

	Equity Real Estate Investment Trusts (REITs) — 10.1%
2,763	Chatham Lodging Trust	54,845
11,174	Colony NorthStar, Inc., Class A	157,889
1,047	Colony Starwood Homes	36,188
6,587	Franklin Street Properties Corp.	74,107
2,217	Pebblebrook Hotel Trust	68,539
690	Potlatch Corp.	31,577
3,948	Rayonier, Inc.	110,911
763	Ryman Hospitality Properties, Inc.	49,125

		583,181

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Management & Development — 0.7%
936	Alexander & Baldwin, Inc.	37,459

	Total Real Estate	620,640

Utilities — 1.5%

	Electric Utilities — 1.5%
1,610	El Paso Electric Co.	86,945

	Total Common Stocks (Cost $4,771,610)	5,501,884

Short-Term Investment — 5.4%

	Investment Company — 5.4%
311,277	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $311,277)	311,277

	Total Investments — 100.9% (Cost $5,082,887)	5,813,161
	Liabilities in Excess of Other Assets — (0.9)%	(50,616)

	NET ASSETS — 100.0%	$5,762,545

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$995,821
Aggregate gross unrealized depreciation	(265,547)

Net unrealized appreciation/depreciation	$730,274

Federal income tax cost of investments	$5,082,887

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,813,161	$–	$–	$5,813,161

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

TEM  2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM  3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 25, 2017